GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of carrying amount of goodwill	Changes in the carrying amount of goodwill:
	December 31,
	2019	2020

Balance as of beginning of the year	$82,400	$82,400
Goodwill acquired	—	41,317

Closing balance	$82,400	$123,717

Schedule of Intangible Assets

The composition of intangible assets is as follows:

	December 31,
	2019	2020

Original amount:

Technology	$26,141	$39,625
Customer relationships	5,120	9,586
Other	664	664

	31,925	49,875

Less - accumulated amortization	22,782	26,199

Intangible assets, net	$9,143	$23,676

Schedule of Future Amortization Expense	The estimated future amortization expense of intangible assets as of December 31, 2020 is as follows:
2021	$5,809
2022	4,877
2023	4,329
2024	4,282
2025	1,849
Thereafter	2,530

$23,676